CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (34,618)	$ (23,440)	$ (98,895)	$ (55,803)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Depreciation, Depletion and Amortization	1,334	827	2,078	3,472
Accretion	93	106	422	1,271
Stock-based compensation - Note 12	365	161	1,102	0
Phantom share compensation	263	525	181	(391)
Non-cash portion of interest expense	17,020	11,884	54,810	40,839
Write-down of production inventories	6,965		18,617	0
Changes in operating assets and liabilities:
Accounts receivable	(754)		(97)	0
Materials and supplies inventories	(332)	(209)	(977)	(182)
Production-related inventories	(10,393)		(38,627)	(138)
Prepaids and other	(1,484)	12	(387)	947
Other assets, non-current	(120)		(120)	0
Accounts payable	2,409	1,594	3,384	271
Interest payable	(447)	(434)	(203)	548
Other liabilities	254	(99)	758	1,228
Net cash used in operating activities	(19,445)	(9,073)	(59,771)	(26,925)
Cash flows used in investing activities:
Additions to plant and equipment	(2,090)	(4,498)	(12,296)	(1,146)
Net cash provided by investing activities	(2,090)	(4,498)	(12,296)	(1,146)
Cash flows from financing activities:
Proceeds from debt issuances, net	24,900	17,957	71,831	27,881
Refinancing of First Lien	(632)	(702)	(762)	0
Refinancing issuance costs	(2,610)	(101)	(2,896)	(133)
Net cash used in financing activities	21,658	17,154	68,173	27,595
Net increase in cash	123	3,583	(3,894)	(476)
Cash, beginning of period	48,967	52,861	52,861	53,337
Cash, end of period	$ 49,090	$ 56,444	$ 48,967	$ 52,861